Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories
Inventories comprise the following:

	2023			2022			2021
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,676	(126)	1,550	1,613	(139)	1,474	1,344	(66)	1,278
Work in process	5,869	(553)	5,316	5,663	(678)	4,985	5,579	(554)	5,025
Finished goods	3,045	(245)	2,800	2,748	(247)	2,501	2,696	(284)	2,412
Total	10,590	(924)	9,666	10,024	(1,064)	8,960	9,619	(904)	8,715